Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	112 Months Ended	119 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000151115
Average Annual Return [Line Items]
Average Annual Return, Percent	8.51%	3.52%		5.24%
Without Sales Load [Member] | C000151116
Average Annual Return [Line Items]
Average Annual Return, Percent	8.28%	3.29%		5.03%
Without Sales Load [Member] | C000159133
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%	3.67%	5.52%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)		0.19%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)		0.19%
Bloomberg Global Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.69%)	(1.96%)	0.44%
ICE BofA Global High Yield Index Hedged to USD
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%	3.81%		5.27%
ICE BofA Global High Yield Index Hedged to USD
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%	3.81%		5.27%
ICE BofA Global High Yield Index Hedged to USD
Average Annual Return [Line Items]
Average Annual Return, Percent	9.37%	3.81%	5.48%